Expense Example, No Redemption (Vanguard Morgan Growth Fund Retail)	Vanguard Morgan Growth Fund Vanguard Morgan Growth Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)	Vanguard Morgan Growth Fund Vanguard Morgan Growth Fund - Admiral Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	41	27
3 YEAR	128	84
5 YEAR	224	146
10 YEAR	505	331